1933 Act Reg. No. 33-88316

1940 Act File No. 811-08932

As filed with the Securities and Exchange Commission on February 18, 2016

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
POST-EFFECTIVE AMENDMENT NO. 95	☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
AMENDMENT NO. 97	☒

Artisan Partners Funds, Inc.

(Registrant)

875 East Wisconsin Avenue, Suite 800

Milwaukee, Wisconsin 53202

Telephone Number: (414) 390-6100

Sarah A. Johnson	John M. Loder
Artisan Partners Funds, Inc.	Ropes & Gray LLP
875 East Wisconsin Avenue, Suite 800	Prudential Tower, 800 Boylston Street
Milwaukee, Wisconsin 53202	Boston, Massachusetts 02199
(Agents for Service)

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to rule 485(b)
☐	on pursuant to rule 485(b)
☐	60 days after filing pursuant to rule 485(a)(1)
☐	on pursuant to rule 485(a)(1)
☐	75 days after filing pursuant to rule 485(a)(2)
☐	on pursuant to rule 485(a)(2)

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this post-effective amendment to the registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Francisco, and the State of California on the 18th day of February, 2016.

ARTISAN PARTNERS FUNDS, INC.

By:	/s/ Eric R. Colson
Eric R. Colson
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this post-effective amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date

/s/ Eric R. Colson	President, Chief Executive Officer (principal executive officer) and Director	February 18, 2016
Eric R. Colson

/s/ David A. Erne*	Director	February 18, 2016
David A. Erne

/s/ Gail L. Hanson*	Director	February 18, 2016
Gail L. Hanson

/s/ Thomas R. Hefty*	Director	February 18, 2016
Thomas R. Hefty

/s/ Peter M. Lebovitz*	Director	February 18, 2016
Peter M. Lebovitz

/s/ Patrick S. Pittard*	Director	February 18, 2016
Patrick S. Pittard

/s/ R. Scott Trumbull*	Director	February 18, 2016
R. Scott Trumbull

/s/ Gregory K. Ramirez	Chief Financial Officer, Vice President and Treasurer (principal financial and accounting officer)	February 18, 2016
Gregory K. Ramirez

By:	/s/ George B. Raine
George B. Raine

*	By George B. Raine, Attorney-in-Fact, pursuant to powers of attorney filed herewith

Index of Exhibits Filed with this Registration Statement

Exhibit Number	Description

(99)(a)	Powers of Attorney for the Directors of Artisan Partners Funds, Inc.

101.INS	XBRL Instance Document

101.SCH	XBRL Taxonomy Extension Schema Document

101.CAL	XBRL Taxonomy Extension Calculation Linkbase

101.DEF	XBRL Taxonomy Extension Definition Linkbase

101.LAB	XBRL Taxonomy Extension Labels Linkbase

101.PRE	XBRL Taxonomy Extension Presentation Linkbase